Operating Lease - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Long-term right-of-use assets	$ 332,980
Short-term operating lease liabilities	85,662
Long-term operating lease liabilities	251,791
Total operating lease liabilities	$ 337,453